LEASE AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease and commitments
15.	LEASE AND COMMITMENTS
Operating leases
The Group’s leases consist of operating leases for administrative office spaces in different cities in the
PRC
. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease
components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease
components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced.
Total operating lease expenses for the year ended December 31, 2019 was RMB53,165 and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations.

For the year ended
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	64,630
Non-cash r ight-of-use assets in exchange for new lease liabilities:
Operating leases	231,146
Weighted average remaining lease term
Operating leases	4.4
Weighted average discount rate
Operating leases	5.0%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

RMB
Year ending December 31,
2020	71,404
2021	59,436
2022	50,542
2023	43,738
2024	38,952
2025 and thereafter	20,090

Less : imputed interest	29,952

Total	254,210

Future minimum payments under
non-cancelable
operating leases related to offices consisted of the following at December 31, 2018:

RMB
Years ending December 31,
2019	25,110
2020	18,057
2021	7,849
2022	4,698
2023	3,986
2024 and thereafter	—

59,700

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the year ended December 31, 2017, 2018, 2019, total rental expense for all operating leases amounted to RMB13,540, RMB13,965 and RMB53,165, respectively.
Capital commitments
On December 26, 2019, the Group entered into a purchase agreement with Zhengzhou Kaitong Technology and Trading Co., Ltd (“Zhengzhou Kaitong”). The purpose of the acquisition is to acquire the commercial real estate owned by Zhengzhou Kaitong which includes two completed office buildings and one office building in construction. The Group plans to use these premises for business operating functions.
As of December 31, 2019, the Group had a future minimum capital commitment for the purchase of the commercial real estate amounted to RMB333,809.
In January 2020, the Group completed the acquisition of the
real estate
 for an aggregate consideration of RMB333,809, which consisted of cash consideration amounting RMB228,089 and liability amounting RMB105,720.